CASH AND DUE FROM BANKS, Composition (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Composition of cash [Abstract]
Cash and clearing	[1]	S/ 4,973,007	S/ 5,233,643
Deposits with Central Reserve Bank of Peru (BCRP)	[1]	25,359,565	26,003,415
Deposits with Central Bank of Bolivia and Colombia	[1]	913,377	1,085,785
Deposits with foreign banks	[2]	6,727,014	3,350,106
Deposits with local banks	[2]	1,316,292	1,027,081
Interbank funds		2,943	32,222
Accrued interest		1,347	1,515
Total cash and cash equivalents		39,293,545	36,733,767	S/ 25,974,042	S/ 22,160,803
Restricted funds		27,195	19,227
Total cash and due from banks		S/ 39,320,740	S/ 36,752,994

[1]	Cash, clearing and deposits with Central Banks and Bank of the Republic -
[2]	Deposits with local and foreign banks -